CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	¥ (768,990)	$ (111,492)	¥ (522,672)	¥ (404,029)
Adjustments to reconcile net loss to net cash generated from operating activities:
Share-based compensation (note 23)	(5,919)	(858)	14,680	20,621
Depreciation of property, plant and equipment (note 9)	88,692	12,859	64,288	55,030
Amortization of intangible assets (note 12)	34,495	5,001	30,171	15,756
Amortization of land lease payments (note 10)	9,627	1,396	9,621	9,513
Lease expense to reduce operating lease ROU	19,322	2,801	21,720	23,030
(Income) loss from equity method investments	(17,647)	(2,559)	(18,163)	(6,021)
Change in fair value of derivative liability (note 21)	(1,015)	(147)	39	0
(Gain) loss on disposal of long-lived assets	3		0	(677)
Deferred tax expense (benefit)	(71,848)	(10,417)	11,257	(13,347)
Allowance for doubtful accounts, net	5,400	783	2,555	6,058
Impairment of long-lived assets	0		0	8,500
Interest and consultation expenses	120,357	17,450	73,789	81,359
Loss on disposal of subsidiary (note 4)	61,546	8,923	0	14,894
Gain from disposal of an equity method investment (note 14)			0	(7,837)
Loss from agreements termination with a cooperative hospital	204,250	29,613	0	0
Changes in operating assets and liabilities net of effects of acquisition and disposals:
Accounts receivable	644	93	(64,450)	(6,167)
Prepayments and other current assets	(130,156)	(18,871)	(30,908)	(82,497)
Inventories	(46,750)	(6,778)	(4,352)	(14,446)
Other non-current assets	(15)	(2)	(175)	392
Accounts payable	113,743	16,491	262,842	11,119
Accrued expenses and other liabilities	119,055	17,261	(2,515)	15,171
Deferred revenue	57,168	8,289	(193,464)	84,543
Income tax payable	818	119	(858)	105
Accrued unrecognized tax benefit	(6,539)	(948)	621	(28,012)
Operating lease liabilities	(2,935)	(426)	(13,339)	(12,824)
Net cash used in operating activities	(216,694)	(31,419)	(359,313)	(229,766)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of land use right	(215)	(31)	0	(7,170)
Investment in equity method investees	(2,300)	(333)	(61,159)	(163,844)
Prepayments for long-term investments			0	(28,490)
Investment in equity investments without readily determinable fair value			(6,439)	0
Acquisitions of business, net of cash acquired			1,569	(8,336)
Acquisitions of property, plant and equipment	(222,980)	(32,329)	(278,977)	(168,023)
Acquisitions of intangible assets	(818)	(119)	(19,712)	(1,028)
Deposits for the purchases of property, plant and equipment	(160,793)	(23,313)	(481,604)	(336,681)
Proceeds from disposal of equity method investment			0	33,020
Proceeds from disposal of property, plant and equipment	5,635	817	212,975	271
Proceed from agreements termination with a cooperative hospital	238,093	34,520	0	0
Proceeds from principal portion of direct financing leases	7,536	1,093	31,525	24,842
Proceeds from disposal of a subsidiary			0	201,554
Cash distribution from equity method investments	5,101	740	15,863	0
Purchase of available-for-sale debt securities			0	(80,000)
Redemption of available-for-sale debt securities	11,949	1,732	19,978	0
Net cash used in investing activities	(118,792)	(17,223)	(565,981)	(533,885)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term bank borrowings	217,470	31,530	126,112	740,434
Proceeds from long-term bank and other borrowings	422,765	61,295	386,635	857,110
Proceeds from convertible note (note 22)			20,000	0
Borrowings from related parties (note 25)	220,369	31,951	24,432	26,560
Repayment to related parties (note 25)	(82,915)	(12,022)	(80,886)	0
Repayment of short-term bank and other borrowings	(197,598)	(28,649)	(24,706)	(1,029,176)
Repayment of long-term bank and other borrowings	(197,003)	(28,563)	(206,057)	(241,825)
Purchase of subsidiary shares from noncontrolling interests			(4,581)	(25,653)
Capital injection from a noncontrolling interests in a subsidiary		0	1,500	110,852
Proceeds from issuance of contingently redeemable noncontrolling interests of a subsidiary			400,000	700,000
Net cash generated from financing activities	383,088	55,542	642,449	1,138,302
Effect of foreign exchange rate changes on cash and cash equivalent and restricted cash	(47,170)	(6,837)	(4,639)	(2,563)
Net increase (decrease) in cash	432	63	(287,484)	372,088
Cash and cash equivalents and restricted cash at beginning of the year	158,911	23,040	446,395	74,307
Cash and cash equivalents and restricted cash at end of the year	159,343	23,103	158,911	446,395
Reconciliation of cash and cash equivalents and restricted cash to the consolidated balance sheets
Cash and cash equivalents	158,283	22,949	157,386	334,264
Restricted cash, current portion	1,060	154	1,387	4,661
Restricted cash, noncurrent portion			138	107,470
Total cash and cash equivalents and restricted cash	159,343		158,911	446,395
Supplemental schedule of major cash flows information:
Income tax paid	(3,013)	(437)		(3,259)
Interest paid	(145,257)	(21,060)	(134,180)	(73,848)
Supplemental schedule of major non-cash activities:
Acquisition of investment through effective settlement in other receivables, advance to suppliers and other payables (note 4)				602
Acquisition of property, plant and equipment, construction in progress and other intangible assets through utilization of deposits	257,440	37,325	460,078	704,312
Acquisition of property, plant and equipment, construction in progress and other intangible assets included in accrued expense and other liabilities	¥ 2,181	$ 316	¥ 99,406	¥ 50,736